Assets and Condensed Schedule of Investments by Class of Units	12 Months Ended
Dec. 31, 2016
Assets and Condensed Schedule of Investments by Class of Units
Futures, Forwards and Options on Futures and Forward Contracts by Class of Units

Note 7. Assets and Condensed Schedule of Investments by Class of Units

The following schedules of assets by class of units and condensed schedule of investments by class of units reflect activity related to the Partnership as of December 31, 2016 and 2015.

Class A Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$1,843,791
Net unrealized gain (loss) on open futures contracts	131,967
Net unrealized gain (loss) on open forward currency contracts	40
Net unrealized gain (loss) on open swap contracts	(42,526)
Total equity in brokers' trading accounts	1,933,272

Cash and cash equivalents	2,873,705
Securities owned, at fair value (cost $5,048,054)	5,065,395
Interest receivable	1,766
Total assets	$9,874,138

Futures, Forward and Swap Contracts owned by Class A Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(10,802)	(0.11)%	$2,512	0.02%	$(8,290)	(0.09)%
Currencies	$6,723	0.07%	$17,460	0.18%	$24,183	0.25%
Energy	$31,288	0.32%	$(315)	—%	$30,973	0.32%
Interest rates	$1,227	0.01%	$(2,612)	(0.02)%	$(1,385)	(0.01)%
Meats	$4,035	0.04%	$(22)	—%	$4,013	0.04%
Metals	$(4,286)	(0.04)%	$8,323	0.08%	$4,037	0.04%
Soft commodities	$(1,301)	(0.01)%	$14,865	0.15%	$13,564	0.14%
Stock indices and single stock futures	$(15,502)	(0.16)%	$1,613	0.01%	$(13,889)	(0.15)%
Total U.S. Futures Positions	$11,382		$41,824		$53,206

Foreign Futures Positions:
Agriculturals	$63	—%	$83	—%	$146	—%
Energy	$508	0.01%	$—	—%	$508	0.01%
Interest rates	$17,783	0.19%	$(1,840)	(0.02)%	$15,943	0.17%
Metals	$(4,428)	(0.05)%	$19,043	0.20%	$14,615	0.15%
Soft commodities	$374	—%	$1,000	0.01%	$1,374	0.01%
Stock indices	$49,125	0.51%	$(2,950)	(0.03)%	$46,175	0.48%
Total Foreign Futures Positions	$63,425		$15,336		$78,761
Total Futures Contracts	$74,807	0.78%	$57,160	0.59%	$131,967	1.37%

Forward Contracts *
Currencies	$(566)	(0.01)%	$606	0.01%	$40	—%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$(65,943)	(0.68)%	$—	—%	$(65,943)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$23,417	0.24%	$—	—%	$23,417	0.24%
Total Swap Contracts	$(42,526)	(0.44)%	$—	—%	$(42,526)	(0.44)%

Total Futures, Forward and
Swap Contracts	$31,715	0.33%	$57,766	0.60%	$89,481	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class A Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$2,749,410	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$2,756,898	28.80%
$1,099,764	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$1,103,660	11.53%
$144,706	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$145,448	1.52%
	Total U.S. Government-sponsored enterprises (cost $3,993,852)		$4,006,006	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$109,976	6/1/2017	American Electric Power, 1.8%	$111,871	1.17%
$115,765	2/16/2018	American Honda Finance Co, 1.5%	$116,544	1.22%
$106,503	12/1/2017	AT&T Inc., 1.8%	$106,260	1.11%
$110,266	3/4/2017	GATX Corporation, 1.8%	$110,605	1.16%
$115,765	2/1/2018	Wells Fargo & Company, 1.7%	$123,509	1.29%
$76,694	9/22/2017	Other, 1.5%**	$77,075	0.80%
	Total U.S. Corporate bonds (cost $642,118)		$645,864	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$231,529	3/3/2017	Coca-Cola Corp.,0.8%	$231,219	2.42%
$182,329	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$182,306	1.90%
	Total U.S. Commercial paper (cost $412,084)		$413,525	4.32%

Total securities owned by Class A Units at December 31, 2016	$5,065,395	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Class B Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$19,094,865
Net unrealized gain (loss) on open futures contracts	1,366,694
Net unrealized gain (loss) on open forward currency contracts	422
Net unrealized gain (loss) on open swap contracts	(440,413)
Total equity in brokers' trading accounts	20,021,568

Cash and cash equivalents	29,760,975
Securities owned, at fair value (cost $52,279,208)	52,458,798
Interest receivable	18,288
Total assets	$102,259,629

Futures, Forward and Swap Contracts owned by Class B Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(111,873)	(0.11)%	$26,011	0.02%	$(85,862)	(0.09)%
Currencies	$69,626	0.07%	$180,814	0.18%	$250,440	0.25%
Energy	$324,031	0.32%	$(3,263)	—%	$320,768	0.32%
Interest rates	$12,712	0.01%	$(27,048)	(0.02)%	$(14,336)	(0.01)%
Meats	$41,787	0.04%	$(225)	—%	$41,562	0.04%
Metals	$(44,392)	(0.04)%	$86,191	0.08%	$41,799	0.04%
Soft commodities	$(13,478)	(0.01)%	$153,949	0.15%	$140,471	0.14%
Stock indices and single stock futures	$(160,543)	(0.16)%	$16,709	0.01%	$(143,834)	(0.15)%
Total U.S. Futures Positions	$117,870		$433,138		$551,008

Foreign Futures Positions:
Agriculturals	$653	—%	$863	—%	$1,516	—%
Energy	$5,259	0.01%	$—	—%	$5,259	0.01%
Interest rates	$184,164	0.19%	$(19,056)	(0.02)%	$165,108	0.17%
Metals	$(45,857)	(0.05)%	$197,220	0.20%	$151,363	0.15%
Soft commodities	$3,874	—%	$10,356	0.01%	$14,230	0.01%
Stock indices	$508,756	0.51%	$(30,546)	(0.03)%	$478,210	0.48%
Total Foreign Futures Positions	$656,849		$158,837		$815,686
Total Futures Contracts	$774,719	0.78%	$591,975	0.59%	$1,366,694	1.37%

Forward Contracts *
Currencies	$(5,857)	(0.01)%	$6,279	0.01%	$422	—%

Swap Contracts
Deutsche Bank total return swap, Termination date March 29, 2019	$(682,929)	(0.68)%	$—	—%	$(682,929)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$242,516	0.24%	$—	—%	$242,516	0.24%
Total Swap Contracts	$(440,413)	(0.44)%	$—	—%	$(440,413)	(0.44)%

Total Futures, Forward and
Swap Contracts	$328,449	0.33%	$598,254	0.60%	$926,703	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class B Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$28,473,740	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$28,551,289	28.80%
$11,389,496	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$11,429,839	11.53%
$1,498,618	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$1,506,306	1.52%
	Total U.S. Government-sponsored enterprises (cost $41,361,566)		$41,487,434	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,138,950	6/1/2017	American Electric Power, 1.8%	$1,158,568	1.17%
$1,198,894	2/16/2018	American Honda Finance Co, 1.5%	$1,206,968	1.22%
$1,102,983	12/1/2017	AT&T Inc., 1.8%	$1,100,465	1.11%
$1,141,947	3/4/2017	GATX Corporation, 1.8%	$1,145,464	1.16%
$1,198,894	2/1/2018	Wells Fargo & Company, 1.7%	$1,279,094	1.29%
$794,267	9/22/2017	Other, 1.5%**	$798,211	0.80%
	Total U.S. Corporate bonds (cost $6,649,973)		$6,688,770	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$2,397,789	3/3/2017	Coca-Cola Corp.,0.8%	$2,394,579	2.42%
$1,888,259	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$1,888,015	1.90%
	Total U.S. Commercial paper (cost $4,267,669)		$4,282,594	4.32%

Total securities owned by Class B Units at December 31, 2016	$52,458,798	52.92%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 1 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$248,115
Net unrealized gain (loss) on open futures contracts	17,759
Net unrealized gain (loss) on open forward currency contracts	6
Net unrealized gain (loss) on open swap contracts	(5,723)
Total equity in brokers' trading accounts	260,157

Cash and cash equivalents	386,708
Securities owned, at fair value (cost $679,305)	681,639
Interest receivable	238
Total assets	$1,328,742

Futures, Forward and Swap Contracts owned by Legacy 1 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(1,454)	(0.11)%	$338	0.02%	$(1,116)	(0.09)%
Currencies	$905	0.07%	$2,349	0.18%	$3,254	0.25%
Energy	$4,210	0.32%	$(42)	—%	$4,168	0.32%
Interest rates	$165	0.01%	$(350)	(0.02)%	$(185)	(0.01)%
Meats	$543	0.04%	$(2)	—%	$541	0.04%
Metals	$(577)	(0.04)%	$1,120	0.08%	$543	0.04%
Soft commodities	$(175)	(0.01)%	$2,000	0.15%	$1,825	0.14%
Stock indices and single stock futures	$(2,086)	(0.16)%	$217	0.01%	$(1,869)	(0.15)%
Total U.S. Futures Positions	$1,531		$5,630		$7,161

Foreign Futures Positions:
Agriculturals	$8	—%	$11	—%	$19	—%
Energy	$68	0.01%	$—	—%	$68	0.01%
Interest rates	$2,393	0.19%	$(248)	(0.02)%	$2,145	0.17%
Metals	$(596)	(0.05)%	$2,563	0.20%	$1,967	0.15%
Soft commodities	$50	—%	$135	0.01%	$185	0.01%
Stock indices	$6,611	0.51%	$(397)	(0.03)%	$6,214	0.48%
Total Foreign Futures Positions	$8,534		$2,064		$10,598
Total Futures Contracts	$10,065	0.78%	$7,694	0.59%	$17,759	1.37%

Forward Contracts *
Currencies	$(76)	(0.01)%	$82	0.01%	$6	—%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$(8,874)	(0.68)%	$—	—%	$(8,874)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$3,151	0.24%	$—	—%	$3,151	0.24%
Total Swap Contracts	$(5,723)	(0.44)%	$—	—%	$(5,723)	(0.44)%

Total Futures, Forward and
Swap Contracts	$4,266	0.33%	$7,776	0.60%	$12,042	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 1 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$369,982	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$370,990	28.80%
$147,993	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$148,517	11.53%
$19,473	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$19,573	1.52%
	Total U.S. Government-sponsored enterprises (cost $537,444)		$539,080	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$14,799	6/1/2017	American Electric Power, 1.8%	$15,054	1.17%
$15,578	2/16/2018	American Honda Finance Co, 1.5%	$15,683	1.22%
$14,332	12/1/2017	AT&T Inc., 1.8%	$14,299	1.11%
$14,838	3/4/2017	GATX Corporation, 1.8%	$14,884	1.16%
$15,578	2/1/2018	Wells Fargo & Company, 1.7%	$16,620	1.29%
$10,321	9/22/2017	Other, 1.5%**	$10,372	0.80%
	Total U.S. Corporate bonds (cost $86,408)		$86,912	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$31,156	3/3/2017	Coca-Cola Corp.,0.8%	$31,115	2.42%
$24,536	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$24,532	1.90%
	Total U.S. Commercial paper (cost $55,453)		$55,647	4.32%

Total securities owned by Legacy 1 Class Units at December 31, 2016	$681,639	52.92%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Legacy 2 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$90,336
Net unrealized gain (loss) on open futures contracts	6,466
Net unrealized gain (loss) on open forward currency contracts	2
Net unrealized gain (loss) on open swap contracts	(2,084)
Total equity in brokers' trading accounts	94,720

Cash and cash equivalents	140,797
Securities owned, at fair value (cost $247,329)	248,178
Interest receivable	87
Total assets	$483,782

Futures, Forward and Swap Contracts owned by Legacy 2 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(529)	(0.11)%	$123	0.02%	$(406)	(0.09)%
Currencies	$329	0.07%	$855	0.18%	$1,184	0.25%
Energy	$1,533	0.32%	$(15)	—%	$1,518	0.32%
Interest rates	$60	0.01%	$(128)	(0.02)%	$(68)	(0.01)%
Meats	$198	0.04%	$(1)	—%	$197	0.04%
Metals	$(210)	(0.04)%	$408	0.08%	$198	0.04%
Soft commodities	$(64)	(0.01)%	$729	0.15%	$665	0.14%
Stock indices and single stock futures	$(759)	(0.16)%	$79	0.01%	$(680)	(0.15)%
Total U.S. Futures Positions	$558		$2,050		$2,608

Foreign Futures Positions:
Agriculturals	$3	—%	$4	—%	$7	—%
Energy	$25	0.01%	$—	—%	$25	0.01%
Interest rates	$871	0.19%	$(90)	(0.02)%	$781	0.17%
Metals	$(217)	(0.05)%	$933	0.20%	$716	0.15%
Soft commodities	$18	—%	$49	0.01%	$67	0.01%
Stock indices	$2,407	0.51%	$(145)	(0.03)%	$2,262	0.48%
Total Foreign Futures Positions	$3,107		$751		$3,858
Total Futures Contracts	$3,665	0.78%	$2,801	0.59%	$6,466	1.37%

Forward Contracts *
Currencies	$(28)	(0.01)%	$30	0.01%	$2	—%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$(3,231)	(0.68)%	$—	—%	$(3,231)	(0.68)
Deutsche Bank total return swap, Termination date July 1, 2020	$1,147	0.24%	$—	—%	$1,147	0.24
Total Swap Contracts	$(2,084)	(0.44)%	$—	—%	$(2,084)	(0.44)%

Total Futures, Forward and
Swap Contracts	$1,553	0.33%	$2,831	0.60%	$4,384	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 2 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$134,707	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$135,074	28.80%
$53,883	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$54,074	11.53%
$7,090	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$7,126	1.52%
	Total U.S. Government-sponsored enterprises (cost $195,678)		$196,274	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$5,388	6/1/2017	American Electric Power, 1.8%	$5,481	1.17%
$5,672	2/16/2018	American Honda Finance Co, 1.5%	$5,710	1.22%
$5,218	12/1/2017	AT&T Inc., 1.8%	$5,206	1.11%
$5,402	3/4/2017	GATX Corporation, 1.8%	$5,419	1.16%
$5,672	2/1/2018	Wells Fargo & Company, 1.7%	$6,051	1.29%
$3,758	9/22/2017	Other, 1.5%**	$3,776	0.80%
	Total U.S. Corporate bonds (cost $31,461)		$31,643	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$11,344	3/3/2017	Coca-Cola Corp.,0.8%	$11,329	2.42%
$8,933	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$8,932	1.90%
	Total U.S. Commercial paper (cost $20,190)		$20,261	4.32%

Total securities owned by Legacy 2 Class Units at December 31, 2016	$248,178	52.92%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 1 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$6,522,138
Net unrealized gain (loss) on open futures contracts	466,815
Net unrealized gain (loss) on open forward currency contracts	145
Net unrealized gain (loss) on open swap contracts	(150,430)
Total equity in brokers' trading accounts	6,838,668

Cash and cash equivalents	10,165,308
Securities owned, at fair value (cost $17,856,749)	17,918,088
Interest receivable	6,247
Total assets	$34,928,311

Futures, Forward and Swap Contracts owned by Global 1 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(38,212)	(0.11)%	$8,884	0.02%	$(29,328)	(0.09)%
Currencies	$23,782	0.07%	$61,760	0.18%	$85,542	0.25%
Energy	$110,678	0.32%	$(1,114)	—%	$109,564	0.32%
Interest rates	$4,342	0.01%	$(9,239)	(0.02)%	$(4,897)	(0.01)%
Meats	$14,273	0.04%	$(77)	—%	$14,196	0.04%
Metals	$(15,163)	(0.04)%	$29,440	0.08%	$14,277	0.04%
Soft commodities	$(4,604)	(0.01)%	$52,584	0.15%	$47,980	0.14%
Stock indices and single stock futures	$(54,836)	(0.16)%	$5,707	0.01%	$(49,129)	(0.15)%
Total U.S. Futures Positions	$40,260		$147,945		$188,205

Foreign Futures Positions:
Agriculturals	$223	—%	$295	—%	$518	—%
Energy	$1,796	0.01%	$—	—%	$1,796	0.01%
Interest rates	$62,904	0.19%	$(6,509)	(0.02)%	$56,395	0.17%
Metals	$(15,663)	(0.05)%	$67,363	0.20%	$51,700	0.15%
Soft commodities	$1,323	—%	$3,537	0.01%	$4,860	0.01%
Stock indices	$173,774	0.51%	$(10,433)	(0.03)%	$163,341	0.48%
Total Foreign Futures Positions	$224,357		$54,253		$278,610
Total Futures Contracts	$264,617	0.78%	$202,198	0.59%	$466,815	1.37%

Forward Contracts *
Currencies	$(2,000)	(0.01)%	$2,145	0.01%	$145	—%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$(233,265)	(0.68)%	$—	—%	$(233,265)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$82,835	0.24%	$—	—%	$82,835	0.24%
Total Swap Contracts	$(150,430)	(0.44)%	$—	—%	$(150,430)	(0.44)%

Total Futures, Forward and
Swap Contracts	$112,187	0.33%	$204,343	0.60%	$316,530	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 1 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$9,725,633	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$9,752,121	28.80%
$3,890,253	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$3,904,033	11.53%
$511,875	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$514,501	1.52%
	Total U.S. Government-sponsored enterprises (cost $14,127,664)		$14,170,655	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$389,025	6/1/2017	American Electric Power, 1.8%	$395,726	1.17%
$409,500	2/16/2018	American Honda Finance Co, 1.5%	$412,258	1.22%
$376,740	12/1/2017	AT&T Inc., 1.8%	$375,880	1.11%
$390,049	3/4/2017	GATX Corporation, 1.8%	$391,250	1.16%
$409,500	2/1/2018	Wells Fargo & Company, 1.7%	$436,894	1.29%
$271,294	9/22/2017	Other, 1.5%**	$272,641	0.80%
	Total U.S. Corporate bonds (cost $2,271,398)		$2,284,649	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$819,001	3/3/2017	Coca-Cola Corp.,0.8%	$817,904	2.42%
$644,963	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$644,880	1.90%
	Total U.S. Commercial paper (cost $1,457,687)		$1,462,784	4.32%

Total securities owned by Global 1 Class Units at December 31, 2016	$17,918,088	52.92%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 2 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$395,856
Net unrealized gain (loss) on open futures contracts	28,333
Net unrealized gain (loss) on open forward currency contracts	9
Net unrealized gain (loss) on open swap contracts	(9,130)
Total equity in brokers' trading accounts	415,068

Cash and cash equivalents	616,975
Securities owned, at fair value (cost $1,083,801)	1,087,524
Interest receivable	379
Total assets	$2,119,946

Futures, Forward and Swap Contracts owned by Global 2 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(2,319)	(0.11)%	$539	0.02%	$(1,780)	(0.09)%
Currencies	$1,443	0.07%	$3,748	0.18%	$5,191	0.25%
Energy	$6,717	0.32%	$(68)	—%	$6,649	0.32%
Interest rates	$264	0.01%	$(561)	(0.02)%	$(297)	(0.01)%
Meats	$866	0.04%	$(5)	—%	$861	0.04%
Metals	$(920)	(0.04)%	$1,787	0.08%	$867	0.04%
Soft commodities	$(279)	(0.01)%	$3,192	0.15%	$2,913	0.14%
Stock indices and single stock futures	$(3,328)	(0.16)%	$346	0.01%	$(2,982)	(0.15)%
Total U.S. Futures Positions	$2,444		$8,978		$11,422

Foreign Futures Positions:
Agriculturals	$14	—%	$18	—%	$32	—%
Energy	$109	0.01%	$—	—%	$109	0.01%
Interest rates	$3,818	0.19%	$(395)	(0.02)%	$3,423	0.17%
Metals	$(951)	(0.05)%	$4,089	0.20%	$3,138	0.15%
Soft commodities	$80	—%	$215	0.01%	$295	0.01%
Stock indices	$10,547	0.51%	$(633)	(0.03)%	$9,914	0.48%
Total Foreign Futures Positions	$13,617		$3,294		$16,911
Total Futures Contracts	$16,061	0.78%	$12,272	0.59%	$28,333	1.37%

Forward Contracts *
Currencies	$(121)	(0.01)%	$130	0.01%	$9	—%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$(14,158)	(0.68)%	$—	—%	$(14,158)	(0.70)%
Deutsche Bank total return swap, Termination date July 1, 2020	$5,028	0.24%	$—	—%	$5,028	0.24%
Total Swap Contracts	$(9,130)	(0.44)%	$—	—%	$(9,130)	(0.44)%

Total Futures, Forward and
Swap Contracts	$6,810	0.33%	$12,402	0.60%	$19,212	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 2 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$590,290	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$591,897	28.80%
$236,116	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$236,952	11.53%
$31,068	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$31,227	1.52%
	Total U.S. Government-sponsored enterprises (cost $857,467)		$860,076	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$23,612	6/1/2017	American Electric Power, 1.8%	$24,018	1.17%
$24,854	2/16/2018	American Honda Finance Co, 1.5%	$25,022	1.22%
$22,866	12/1/2017	AT&T Inc., 1.8%	$22,814	1.11%
$23,674	3/4/2017	GATX Corporation, 1.8%	$23,747	1.16%
$24,854	2/1/2018	Wells Fargo & Company, 1.7%	$26,517	1.29%
$16,466	9/22/2017	Other, 1.5%**	$16,548	0.80%
	Total U.S. Corporate bonds (cost $137,861)		$138,666	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$49,709	3/3/2017	Coca-Cola Corp.,0.8%	$49,642	2.42%
$39,146	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$39,140	1.90%
	Total U.S. Commercial paper (cost $88,473)		$88,782	4.32%

Total securities owned by Global 2 Class Units at December 31, 2016	$1,087,524	52.92%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Global 3 Class Units

Assets by Class of Units	December 31, 2016
Equity in brokers' trading accounts:
Cash	$3,659,025
Net unrealized gain (loss) on open futures contracts	261,890
Net unrealized gain (loss) on open forward currency contracts	81
Net unrealized gain (loss) on open swap contracts	(84,392)
Total equity in brokers' trading accounts	3,836,604

Cash and cash equivalents	5,702,902
Securities owned, at fair value (cost $10,017,926)	10,052,341
Interest receivable	3,503
Total assets	$19,595,350

Futures, Forward and Swap Contracts owned by Global 3 Class Units at December 31, 2016

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(21,438)	(0.11)%	$4,984	0.02%	$(16,454)	(0.09)%
Currencies	$13,342	0.07%	$34,648	0.18%	$47,990	0.25%
Energy	$62,093	0.32%	$(626)	—%	$61,467	0.32%
Interest rates	$2,436	0.01%	$(5,183)	(0.02)%	$(2,747)	(0.01)%
Meats	$8,007	0.04%	$(43)	—%	$7,964	0.04%
Metals	$(8,507)	(0.04)%	$16,516	0.08%	$8,009	0.04%
Soft commodities	$(2,583)	(0.01)%	$29,500	0.15%	$26,917	0.14%
Stock indices and single stock futures	$(30,764)	(0.16)%	$3,203	0.01%	$(27,561)	(0.15)%
Total U.S. Futures Positions	$22,586		$82,999		$105,585

Foreign Futures Positions:
Agriculturals	$125	—%	$165	—%	$290	—%
Energy	$1,008	0.01%	$—	—%	$1,008	0.01%
Interest rates	$35,290	0.19%	$(3,652)	(0.02)%	$31,638	0.17%
Metals	$(8,787)	(0.05)%	$37,792	0.20%	$29,005	0.15%
Soft commodities	$743	—%	$1,984	0.01%	$2,727	0.01%
Stock indices	$97,490	0.51%	$(5,853)	(0.03)%	$91,637	0.48%
Total Foreign Futures Positions	$125,869		$30,436		$156,305
Total Futures Contracts	$148,455	0.78%	$113,435	0.59%	$261,890	1.37%

Forward Contracts *
Currencies	$(1,122)	(0.01)%	$1,203	0.01%	$81	—%

Swap Contracts *
Deutsche Bank total return swap, Termination date March 29, 2019	$(130,864)	(0.68)%	$—	—%	$(130,864)	(0.68)%
Deutsche Bank total return swap, Termination date July 1, 2020	$46,472	0.24%	$—	—%	$46,472	0.24%
Total Swap Contracts	$(84,392)	(0.44)%	$—	—%	$(84,392)	(0.44)%

Total Futures, Forward and
Swap Contracts	$62,941	0.33%	$114,638	0.60%	$177,579	0.93%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 3 Class Units at December 31, 2016

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$5,456,238	9/28/2018-8/1/2019	Federal Farm Credit Banks, 1.1-1.3%	$5,471,099	28.80%
$2,182,495	8/24/2018-12/2/2019	Federal Home Loan Banks, 1.1-1.5%	$2,190,225	11.53%
$287,170	7/19/2019	Federal Agricultural Mortgage Corp., 1.1%	$288,644	1.52%
	Total U.S. Government-sponsored enterprises (cost $7,925,849)		$7,949,968	41.85%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$218,250	6/1/2017	American Electric Power, 1.8%	$222,010	1.17%
$229,737	2/16/2018	American Honda Finance Co, 1.5%	$231,283	1.22%
$211,358	12/1/2017	AT&T Inc., 1.8%	$210,876	1.11%
$218,824	3/4/2017	GATX Corporation, 1.8%	$219,498	1.16%
$229,737	2/1/2018	Wells Fargo & Company, 1.7%	$245,105	1.29%
$152,200	9/22/2017	Other, 1.5%**	$152,956	0.80%
	Total U.S. Corporate bonds (cost $1,274,291)		$1,281,728	6.75%

U.S. Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$459,472	3/3/2017	Coca-Cola Corp.,0.8%	$458,857	2.42%
$361,834	1/3/2017-1/9/2017	Others, 0.9-1.4% **	$361,788	1.90%
	Total U.S. Commercial paper (cost $817,786)		$820,645	4.32%

Total securities owned by Global 3 Class Units at December 31, 2016	$10,052,341	52.92%

**   No individual position constituted greater than 1 percent of partners' capital (net asset value).

Class A Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$1,995,803
Net unrealized gain (loss) on open futures contracts	42,590
Net unrealized gain (loss) on open forward currency contracts	(12,385)
Net unrealized gain (loss) on open swap contracts	60,114
Total equity in brokers' trading accounts	2,086,122

3,325,820
Cash and cash equivalents	5,985,021
Securities owned, at fair value (cost $5,969,758)	707
Interest receivable	$11,397,670

Futures, Forward and Swap Contracts owned by Class A Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(9,573)	(0.09)%	$33,988	0.31%	$24,415	0.22%
Currencies	$5,032	0.05%	$51,471	0.46%	$56,503	0.51%
Energy	$615	0.01%	$(11,715)	(0.11)%	$(11,100)	(0.10)%
Interest rates	$(20,996)	(0.19)%	$4,046	0.04%	$(16,950)	(0.15)%
Meats	$(44)	0.00%	$(7,554)	(0.07)%	$(7,598)	(0.07)%
Metals	$(1,513)	(0.01)%	$8,051	0.07%	$6,538	0.06%
Soft commodities	$(2,480)	(0.02)%	$(6,664)	(0.06)%	$(9,144)	(0.08)%
Stock indices and single stock futures	$(3,591)	(0.03)%	$(2,212)	(0.02)%	$(5,803)	(0.05)%
Total U.S. Futures Positions	$(32,550)		$69,411		$36,861

Foreign Futures Positions:
Agriculturals	$1,514	0.01%	$659	0.01%	$2,173	0.02%
Energy	$—	0.00%	$53,620	0.49%	$53,620	0.49%
Interest rates	$(42,589)	(0.39)%	$(5,592)	(0.05)%	$(48,181)	(0.44)%
Metals	$(5,709)	(0.05)%	$14,288	0.13%	$8,579	0.08%
Soft commodities	$8	0.00%	$263	0.00%	$271	0.00%
Stock indices	$(554)	(0.01)%	$(10,179)	(0.09)%	$(10,733)	(0.10)%
Total Foreign Futures Positions	$(47,330)		$53,059		$5,729
Total Futures Contracts	$(79,880)	(0.73)%	$122,470	1.12%	$42,590	0.39%

Forward Contracts *
Currencies	$393	0.00%	$(12,778)	(0.12)%	$(12,385)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$60,114	0.55%	$—	0.00%	$60,114	0.55%

Total Futures, Forward and
Swap Contracts	$(19,373)	(0.18)%	$109,692	1.00%	$90,319	0.82%
*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class A Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,981,324	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$1,986,737	18.06%
$2,250,732	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	$2,257,539	20.53%
	Total U.S. Government-sponsored enterprises (cost of $4,232,451)		$4,244,276	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$102,926	2/1/2018	Wachovia Corp, 1.7%	$113,817	1.03%
$632,171	9/21/2016-2/16/2018	Others, 1.2-1.8% **	$639,777	5.82%
	Total U.S. Corporate bonds (cost of $751,347)		$753,594	6.85%

Commercial Paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$206,366	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$206,290	1.87%

$205,852	1/13/2016	National Grid PLC, 0.5%	$205,817	1.87%
$575,356	1/4/2016-3/18/2016	Others, 0.4-0.9% **	$575,044	5.23%
		Total U.S. Commercial paper	$780,861	7.10%
	Total Commercial paper (cost of $985,960)		$987,151	8.97%

Total securities owned by Class A Units at December 31, 2015	$5,985,021	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Class B Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$21,921,928
Net unrealized gain (loss) on open futures contracts	467,814
Net unrealized gain (loss) on open forward currency contracts	(136,037)
Net unrealized gain (loss) on open swap contracts	660,292
Total equity in brokers' trading accounts	22,913,997

Cash and cash equivalents	36,530,848
Securities owned, at fair value (cost $65,571,910)	65,739,557
Interest receivable	7,765
Total assets	$125,192,167

Futures, Forward and Swap Contracts owned by Class B Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(105,151)	(0.09)%	$373,322	0.31%	$268,171	0.22%
Currencies	$55,267	0.05%	$565,359	0.46%	$620,626	0.51%
Energy	$6,759	0.01%	$(128,681)	(0.11)%	$(121,922)	(0.10)%
Interest rates	$(230,606)	(0.19)%	$44,439	0.04%	$(186,167)	(0.15)%
Meats	$(486)	0.00%	$(82,973)	(0.07)%	$(83,459)	(0.07)%
Metals	$(16,619)	(0.01)%	$88,432	0.07%	$71,813	0.06%
Soft commodities	$(27,235)	(0.02)%	$(73,194)	(0.06)%	$(100,429)	(0.08)%
Stock indices and single stock futures	$(39,439)	(0.03)%	$(24,299)	(0.02)%	$(63,738)	(0.05)%
Total U.S. Futures Positions	$(357,510)		$762,405		$404,895

Foreign Futures Positions:
Agriculturals	$16,633	0.01%	$7,235	0.01%	$23,868	0.02%
Energy	$—	0.00%	$588,958	0.49%	$588,958	0.49%
Interest rates	$(467,797)	(0.39)%	$(61,426)	(0.05)%	$(529,223)	(0.44)%
Metals	$(62,710)	(0.05)%	$156,942	0.13%	$94,232	0.08%
Soft commodities	$91	0.00%	$2,885	0.00%	$2,976	0.00%
Stock indices	$(6,089)	(0.01)%	$(111,803)	(0.09)%	$(117,892)	(0.10)%
Total Foreign Futures Positions	$(519,872)		$582,791		$62,919
Total Futures Contracts	$(877,382)	(0.73)%	$1,345,196	1.12%	$467,814	0.39%

Forward Contracts *
Currencies	$4,320	0.00%	$(140,357)	(0.12)%	$(136,037)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$660,292	0.55%	$—	0.00%	$660,292	0.55%

Total Futures, Forward and
Swap Contracts	$(212,770)	(0.18)%	$1,204,839	1.00%	$992,069	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Class B Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$21,762,889	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$21,822,344	18.06%
$24,722,077	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	$24,796,846	20.53%
	Total U.S. Government-sponsored enterprises (cost of $46,489,302)		$46,619,190	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,130,540	2/1/2018	Wachovia Corp, 1.7%	$1,250,170	1.03%
$6,943,775	9/21/2016-2/16/2018	Others, 1.2-1.8% **	$7,027,318	5.82%
	Total U.S. corporate bonds (cost of $8,252,808)		$8,277,488	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$2,266,732	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$2,265,889	1.87%

$2,261,079	1/13/2016	National Grid PLC, 0.5%	$2,260,695	1.87%
$6,319,717	1/4/2016-3/18/2016	Others, 0.4-0.9% **	$6,316,295	5.23%
		Total U.S. Commercial paper	$8,576,990	7.10%
	Total Commercial paper (cost of $10,829,800)		$10,842,879	8.97%

Total securities owned by Class B Units at December 31, 2015	$65,739,557	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 1 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$347,573
Net unrealized gain (loss) on open futures contracts	7,417
Net unrealized gain (loss) on open forward currency contracts	(2,157)
Net unrealized gain (loss) on open swap contracts	10,469
Total equity in brokers' trading accounts	363,302

Cash and cash equivalents	579,197
Securities owned, at fair value (cost $1,039,644)	1,042,301
Interest receivable	123
Total assets	$1,984,923

Futures, Forward and Swap Contracts owned by Legacy 1 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(1,667)	(0.09)%	$5,919	0.31%	$4,252	0.22%
Currencies	$876	0.05%	$8,964	0.46%	$9,840	0.51%
Energy	$107	0.01%	$(2,040)	(0.11)%	$(1,933)	(0.10)%
Interest rates	$(3,656)	(0.19)%	$705	0.04%	$(2,951)	(0.15)%
Meats	$(8)	0.00%	$(1,316)	(0.07)%	$(1,324)	(0.07)%
Metals	$(263)	(0.01)%	$1,402	0.07%	$1,139	0.06%
Soft commodities	$(432)	(0.02)%	$(1,160)	(0.06)%	$(1,592)	(0.08)%
Stock indices and single stock futures	$(625)	(0.03)%	$(385)	(0.02)%	$(1,010)	(0.05)%
Total U.S. Futures Positions	$(5,668)		$12,089		$6,421

Foreign Futures Positions:
Agriculturals	$264	0.01%	$115	0.01%	$379	0.02%
Energy	$—	0.00%	$9,338	0.49%	$9,338	0.49%
Interest rates	$(7,417)	(0.39)%	$(974)	(0.05)%	$(8,391)	(0.44)%
Metals	$(994)	(0.05)%	$2,487	0.13%	$1,493	0.08%
Soft commodities	$1	0.00%	$46	0.00%	$47	0.00%
Stock indices	$(97)	(0.01)%	$(1,773)	(0.09)%	$(1,870)	(0.10)%
Total Foreign Futures Positions	$(8,243)		$9,239		$996
Total Futures Contracts	$(13,911)	(0.73)%	$21,328	1.12%	$7,417	0.39%

Forward Contracts *
Currencies	$68	0.00%	$(2,225)	(0.12)%	$(2,157)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$10,469	0.55%	$—	0.00%	$10,469	0.55%

Total Futures, Forward and
Swap Contracts	$(3,374)	(0.18)%	$19,103	1.00%	$15,729	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 1 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$345,051	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$345,994	18.06%
$391,969	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	$393,154	20.53%
	Total U.S. Government-sponsored enterprises (cost of $737,089)		$739,148	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$17,925	2/1/2018	Wachovia Corp, 1.7%	$19,821	1.03%
$110,094	9/21/2016-2/16/2018	Others, 1.2-1.8% **	$111,418	5.82%
	Total U.S. corporate bonds (cost of $130,848)		$131,239	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$35,939	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$35,926	1.87%

$35,849	1/13/2016	National Grid PLC, 0.5%	$35,843	1.87%
$100,199	1/4/2016-3/18/2016	Others, 0.4-0.9% **	$100,145	5.23%
		Total U.S. Commercial paper	$135,988	7.10%
	Total Commercial paper (cost of $171,707)		$171,914	8.97%

Total securities owned by Legacy 1 Class Units at December 31, 2015	$1,042,301	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Legacy 2 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$116,161
Net unrealized gain (loss) on open futures contracts	2,479
Net unrealized gain (loss) on open forward currency contracts	(721)
Net unrealized gain (loss) on open swap contracts	3,499
Total equity in brokers' trading accounts	121,418

Cash and cash equivalents	193,572
Securities owned, at fair value (cost $347,456)	348,345
Interest receivable	41
Total assets	$663,376

Futures, Forward and Swap Contracts owned by Legacy 2 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(558)	(0.09)%	$1,978	0.31%	$1,420	0.22%
Currencies	$293	0.05%	$2,996	0.46%	$3,289	0.51%
Energy	$36	0.01%	$(682)	(0.11)%	$(646)	(0.10)%
Interest rates	$(1,222)	(0.19)%	$235	0.04%	$(987)	(0.15)%
Meats	$(3)	0.00%	$(440)	(0.07)%	$(443)	(0.07)%
Metals	$(88)	(0.01)%	$469	0.07%	$381	0.06%
Soft commodities	$(144)	(0.02)%	$(388)	(0.06)%	$(532)	(0.08)%
Stock indices and single stock futures	$(209)	(0.03)%	$(129)	(0.02)%	$(338)	(0.05)%
Total U.S. Futures Positions	$(1,895)		$4,039		$2,144

Foreign Futures Positions:
Agriculturals	$88	0.01%	$38	0.01%	$126	0.02%
Energy	$—	0.00%	$3,121	0.49%	$3,121	0.49%
Interest rates	$(2,478)	(0.39)%	$(325)	(0.05)%	$(2,803)	(0.44)%
Metals	$(332)	(0.05)%	$832	0.13%	$500	0.08%
Soft commodities	$—	0.00%	$15	0.00%	$15	0.00%
Stock indices	$(32)	(0.01)%	$(592)	(0.09)%	$(624)	(0.10)%
Total Foreign Futures Positions	$(2,754)		$3,089		$335
Total Futures Contracts	$(4,649)	(0.73)%	$7,128	1.12%	$2,479	0.39%

Forward Contracts *
Currencies	$23	0.00%	$(744)	(0.12)%	$(721)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$3,499	0.55%	$—	0.00%	$3,499	0.55%

Total Futures, Forward and
Swap Contracts	$(1,127)	(0.18)%	$6,384	1.00%	$5,257	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Legacy 2 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$115,319	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$115,634	18.06%
$130,999	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	$131,395	20.53%
	Total U.S. Government-sponsored enterprises (cost of $246,340)		$247,029	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$5,991	2/1/2018	Wachovia Corp, 1.7%	$6,624	1.03%
$36,794	9/21/2016-2/16/2018	Others, 1.2-1.8% **	$37,237	5.82%
	Total U.S. corporate bonds, (cost of $43,730)		$43,861	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$12,011	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$12,007	1.87%

$11,981	1/13/2016	National Grid PLC, 0.5%	$11,979	1.87%
$33,487	1/4/2016-3/18/2016	Others, 0.4-0.9% **	$33,469	5.23%
		Total U.S. Commercial paper	$45,448	7.10
	Total Commercial paper, (cost of $57,386)		$57,455	8.97%

Total securities owned by Legacy 2 Class Units at December 31, 2015	$348,345	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 1 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$3,542,555
Net unrealized gain (loss) on open futures contracts	75,598
Net unrealized gain (loss) on open forward currency contracts	(21,983)
Net unrealized gain (loss) on open swap contracts	106,702
Total equity in brokers' trading accounts	3,702,872

Cash and cash equivalents	5,903,337
Securities owned, at fair value (cost $10,596,334)	10,623,425
Interest receivable	1,255
Total assets	$20,230,889

Futures, Forward and Swap Contracts owned by Global 1 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(16,992)	(0.09)%	$60,328	0.31%	$43,336	0.22%
Currencies	$8,931	0.05%	$91,361	0.46%	$100,292	0.51%
Energy	$1,092	0.01%	$(20,795)	(0.11)%	$(19,703)	(0.10)%
Interest rates	$(37,265)	(0.19)%	$7,182	0.04%	$(30,083)	(0.15)%
Meats	$(79)	0.00%	$(13,408)	(0.07)%	$(13,487)	(0.07)%
Metals	$(2,686)	(0.01)%	$14,290	0.07%	$11,604	0.06%
Soft commodities	$(4,401)	(0.02)%	$(11,828)	(0.06)%	$(16,229)	(0.08)%
Stock indices and single stock futures	$(6,373)	(0.03)%	$(3,927)	(0.02)%	$(10,300)	(0.05)%
Total U.S. Futures Positions	$(57,773)		$123,203		$65,430

Foreign Futures Positions:
Agriculturals	$2,688	0.01%	$1,169	0.01%	$3,857	0.02%
Energy	$—	0.00%	$95,175	0.49%	$95,175	0.49%
Interest rates	$(75,595)	(0.39)%	$(9,926)	(0.05)%	$(85,521)	(0.44)%
Metals	$(10,134)	(0.05)%	$25,361	0.13%	$15,227	0.08%
Soft commodities	$15	0.00%	$466	0.00%	$481	0.00%
Stock indices	$(984)	(0.01)%	$(18,067)	(0.09)%	$(19,051)	(0.10)%
Total Foreign Futures Positions	$(84,010)		$94,178		$10,168
Total Futures Contracts	$(141,783)	(0.73)%	$217,381	1.12%	$75,598	0.39%

Forward Contracts *
Currencies	$699	0.00%	$(22,682)	(0.12)%	$(21,983)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$106,702	0.55%	$—	0.00%	$106,702	0.55%

Total Futures, Forward and
Swap Contracts	$(34,382)	(0.18)%	$194,699	1.00%	$160,317	0.82%
*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 1 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$3,516,854	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$3,526,462	18.06%
$3,995,055	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	$4,007,137	20.53%
	Total U.S. Government-sponsored enterprises (cost of $7,512,610)		$7,533,599	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$182,694	2/1/2018	Wachovia Corp, 1.7%	$202,026	1.03%
$1,122,105	9/21/2016-2/16/2018	Others, 1.2-1.8% **	$1,135,605	5.82%
	Total Corporate bonds, (cost of $1,333,643)		$1,337,631	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$366,301	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$366,165	1.87%

$365,387	1/13/2016	National Grid PLC, 0.5%	$365,325	1.87%
$1,021,258	1/4/2016-3/18/2016	Others, 0.4-0.9% **	$1,020,705	5.23%
		Total U.S. Commercial paper	$1,386,030	7.10%
	Total Commercial paper (cost of $1,750,081)		$1,752,195	8.97%

Total securities owned by Global 1 Class Units at December 31, 2015	$10,623,425	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 2 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$702,758
Net unrealized gain (loss) on open futures contracts	14,997
Net unrealized gain (loss) on open forward currency contracts	(4,361)
Net unrealized gain (loss) on open swap contracts	21,167
Total equity in brokers' trading accounts	734,561

Cash and cash equivalents	1,171,081
Securities owned, at fair value (cost $2,102,059)	2,107,434
Interest receivable	249
Total assets	$4,013,325

Futures, Forward and Swap Contracts owned by Global 2 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(3,371)	(0.09)%	$11,968	0.31%	$8,597	0.22%
Currencies	$1,772	0.05%	$18,124	0.46%	$19,896	0.51%
Energy	$217	0.01%	$(4,125)	(0.11)%	$(3,908)	(0.10)%
Interest rates	$(7,393)	(0.19)%	$1,425	0.04%	$(5,968)	(0.15)%
Meats	$(16)	0.00%	$(2,660)	(0.07)%	$(2,676)	(0.07)%
Metals	$(533)	(0.01)%	$2,835	0.07%	$2,302	0.06%
Soft commodities	$(873)	(0.02)%	$(2,346)	(0.06)%	$(3,219)	(0.08)%
Stock indices and single stock futures	$(1,264)	(0.03)%	$(779)	(0.02)%	$(2,043)	(0.05)%
Total U.S. Futures Positions	$(11,461)		$24,442		$12,981

Foreign Futures Positions:
Agriculturals	$533	0.01%	$232	0.01%	$765	0.02%
Energy	$—	0.00%	$18,880	0.49%	$18,880	0.49%
Interest rates	$(14,996)	(0.39)%	$(1,970)	(0.05)%	$(16,966)	(0.44)%
Metals	$(2,010)	(0.05)%	$5,031	0.13%	$3,021	0.08%
Soft commodities	$3	0.00%	$92	0.00%	$95	0.00%
Stock indices	$(195)	(0.01)%	$(3,584)	(0.09)%	$(3,779)	(0.10)%
Total Foreign Futures Positions	$(16,665)		$18,681		$2,016
Total Futures Contracts	$(28,126)	(0.73)%	$43,123	1.12%	$14,997	0.39%

Forward Contracts *
Currencies	$138	0.00%	$(4,499)	(0.12)%	$(4,361)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$21,167	0.55%	$—	0.00%	$21,167	0.55%

Total Futures, Forward and
Swap Contracts	$(6,821)	(0.18)%	$38,624	1.00%	$31,803	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value).  Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 2 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$697,660	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$699,566	18.06%
$792,524	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	$794,921	20.53%
	Total U.S. Government-sponsored enterprises (cost of $1,490,322)		$1,494,487	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$36,242	2/1/2018	Wachovia Corp, 1.7%	$40,077	1.03%
$222,599	9/21/2016-2/16/2018	Others, 1.2-1.8% **	$225,277	5.82%
	Total Corporate bonds, (cost of $264,563)		$265,354	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$72,665	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$72,638	1.87%

$72,484	1/13/2016	National Grid PLC, 0.5%	$72,472	1.87%
$202,593	1/4/2016-3/18/2016	Others, 0.4-0.9% **	$202,483	5.23%
		Total U.S. Commercial paper	$274,955	7.10%
	Total Commercial paper (cost of $347,174)		$347,593	8.97%

Total securities owned by Global 2 Class Units at December 31, 2015	$2,107,434	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).

Global 3 Class Units

Assets by Class of Units	December 31, 2015
Equity in brokers' trading accounts:
Cash	$10,154,573
Net unrealized gain (loss) on open futures contracts	216,700
Net unrealized gain (loss) on open forward currency contracts	(63,015)
Net unrealized gain (loss) on open swap contracts	305,857
Total equity in brokers' trading accounts	10,614,115

Cash and cash equivalents	16,921,648
Securities owned, at fair value (cost $30,373,913)	30,451,571
Interest receivable	3,597
Total assets	$57,990,931

Futures, Forward and Swap Contracts owned by Global 3 Class Units at December 31, 2015

	Unrealized gain/(loss) on open long contracts	Percent of Partners’ Capital (Net Asset Value)	Unrealized gain/(loss) on open short contracts	Percent of Partners’ Capital (Net Asset Value)	Net unrealized gain/(loss) on open contracts	Percent of Partners’ Capital (Net Asset Value)

Futures Contracts *
U.S. Futures Positions:
Agriculturals	$(48,708)	(0.09)%	$172,929	0.31%	$124,221	0.22%
Currencies	$25,600	0.05%	$261,883	0.46%	$287,483	0.51%
Energy	$3,131	0.01%	$(59,607)	(0.11)%	$(56,476)	(0.10)%
Interest rates	$(106,820)	(0.19)%	$20,586	0.04%	$(86,234)	(0.15)%
Meats	$(224)	0.00%	$(38,434)	(0.07)%	$(38,658)	(0.07)%
Metals	$(7,698)	(0.01)%	$40,963	0.07%	$33,265	0.06%
Soft commodities	$(12,616)	(0.02)%	$(33,905)	(0.06)%	$(46,521)	(0.08)%
Stock indices and single stock futures	$(18,269)	(0.03)%	$(11,256)	(0.02)%	$(29,525)	(0.05)%
Total U.S. Futures Positions	$(165,604)		$353,159		$187,555

Foreign Futures Positions:
Agriculturals	$7,705	0.01%	$3,351	0.01%	$11,056	0.02%
Energy	$—	0.00%	$272,814	0.49%	$272,814	0.49%
Interest rates	$(216,690)	(0.39)%	$(28,454)	(0.05)%	$(245,144)	(0.44)%
Metals	$(29,048)	(0.05)%	$72,697	0.13%	$43,649	0.08%
Soft commodities	$43	0.00%	$1,336	0.00%	$1,379	0.00%
Stock indices	$(2,820)	(0.01)%	$(51,789)	(0.09)%	$(54,609)	(0.10)%
Total Foreign Futures Positions	$(240,810)		$269,955		$29,145
Total Futures Contracts	$(406,414)	(0.73)%	$623,114	1.12%	$216,700	0.39%

Forward Contracts *
Currencies	$2,001	0.00%	$(65,016)	(0.12)%	$(63,015)	(0.12)%

Swap Contracts
Deutsche Bank total return swap, Termination date July 1, 2020	$305,857	0.55%	$—	0.00%	$305,857	0.55%

Total Futures, Forward and
Swap Contracts	$(98,556)	(0.18)%	$558,098	1.00%	$459,542	0.82%

*No individual futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Securities owned by Global 3 Class Units at December 31, 2015

U.S. Government-sponsored enterprises

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$10,080,903	4/20/2018-11/16/2018	Federal Farm Credit Banks, 1.1-1.4%	$10,108,442	18.06%
$11,451,644	3/29/2018-12/28/2018	Federal Home Loan Banks, 1.1-1.5%	$11,486,280	20.53%
	Total U.S. Government-sponsored enterprises (cost of $21,534,556)		$21,594,722	38.59%

U.S. Corporate bonds

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$523,682	2/1/2018	Wachovia Corp, 1.7%	$579,099	1.03%
$3,216,462	9/21/2016-2/16/2018	Others, 1.2-1.8% **	$3,255,162	5.82%
	Total Corporate bonds, (cost of $3,822,827)		$3,834,261	6.85%

Commercial paper

				Percent of
				Partners' Capital
Face Value	Maturity Dates	Description	Fair Value	(net asset value)
$1,049,986	1/5/2016-2/1/2016	Foreign commercial paper, 0.5-0.8% **	$1,049,594	1.87%

$1,047,368	1/13/2016	National Grid PLC, 0.5%	$1,047,189	1.87%
$2,927,390	1/4/2016-3/18/2016	Others, 0.4-0.9% **	$2,925,805	5.23%
		Total U.S. Commercial paper	$3,972,994	7.10%
	Total Commercial paper (cost of $5,016,530)		$5,022,588	8.97%

Total securities owned by Global 3 Class Units at December 31, 2015	$30,451,571	54.41%

**  No individual position constituted greater than 1 percent of partners’ capital (net asset value).